UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    05/13/2009
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                  ----------------------------------------------

Form 13F Information Table Entry Total: 25
                                       -----------------------------------------

Form 13F Information Table Value Total: $370,829
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
--------------         --------------    --------  ---------  -------------------  ----------  --------  ---------------------------
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE       SHARED   NONE
--------------         --------------      -----   ---------  -------  ---   ----  ----------  --------  ----------    ------   ----
AIRMEDIA GROUP INC     SPONSORED ADR     009411109    4,280  1,021,400  SH          Sole                 1,021,400
BAIDU INC              SPON ADR REP A    056752108   15,170     85,900  SH          Sole                    85,900
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109   30,314    696,550  SH          Sole                   696,550
CHUNGHWA TELECOM CO
  LTD                  SPONS ADR NEW 09  17133Q403   13,533    742,369  SH          Sole                   742,369
CTRIP COM INTL LTD     ADR               22943F100   45,692  1,667,601  SH          Sole                 1,667,601
GMARKET INC            SPON ADR          38012G100    2,975    181,300  SH          Sole                   181,300
HDFC BANK LTD          ADR REPS 3 SHS    40415F101   14,204    233,127  SH          Sole                   233,127
HSBC HLDGS PLC         SPON ADR NEW      404280406   22,709    804,697  SH          Sole                   804,697
HUANENG PWR INTL INC   SPON ADR H SHS    443304100    5,730    213,400  SH          Sole                   213,400
ICICI BK LTD           ADR               45104G104    5,701    429,000  SH          Sole                   429,000
INFOSYS TECHNOLOGIES
  LTD                  SPONSORED ADR     456788108    5,011    188,179  SH          Sole                   188,179
KB FINANCIAL GROUP
  INC                  SPONSORED ADR     48241A105      597     24,639  SH          Sole                    24,639
KT CORP                SPONSORED ADR     48268K101      327     23,700  SH          Sole                    23,700
LG DISPLAY CO LTD      SPONS ADR REP     50186V102    2,830    276,900  SH          Sole                   276,900
MINDRAY MEDICAL INTL
  LTD                  SPON ADR          602675100   21,380  1,155,054  SH          Sole                 1,155,054
NETEASE COM INC        SPONSORED ADR     64110W102   45,154  1,681,700  SH          Sole                 1,681,700
NEW ORIENTAL ED &
  TECH GRP I           SPON ADR          647581107   46,755    930,450  SH          Sole                   930,450
PERFECT WORLD CO LTD   SPON ADR REP B    71372U104      642     45,724  SH          Sole                    45,724
POSCO                  SPONSORED ADR     693483109    2,119     31,700  SH          Sole                    31,700
P T TELEKOMUNIKASI
  INDONESIA            SPONSORED ADR     715684106   31,973  1,244,080  SH          Sole                 1,244,080
SINA CORP              ORD               G81477104   19,993    859,900  SH          Sole                   859,900
SK TELECOM LTD         SPONSORED ADR     78440P108   26,988  1,746,791  SH          Sole                 1,746,791
SOHU COM INC           COM               83408W103    1,144     27,700  SH          Sole                    27,700
TAIWAN SEMICONDUCTOR
  MFG LTD              SPONSORED ADR     874039100    4,646    519,125  SH          Sole                   519,125
TOYOTA MOTOR CORP      SP ADR REP2COM    892331307      962     15,200  SH          Sole                    15,200

                                                    370,829